Document and Entity Information	Nov. 30, 2018
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2018
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Nov. 30, 2018
Document Effective Date	Nov. 30, 2018
Prospectus Date	Oct. 01, 2018
Dynamic Allocation Fund | Dynamic Allocation Fund
Prospectus:
Trading Symbol	VDAFX